Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Cash and cash equivalents [abstract]
Cash balances	$ 1.5	₨ 114.7		₨ 111.1
Balances with banks (including deposits with original maturity of up to three months)	5,033.2	381,475.4		316,889.0
Total	$ 5,034.7	₨ 381,590.1	$ 4,182.5	₨ 317,000.1	₨ 184,678.0	₨ 215,598.0